Taxes (Details) - Schedule of Loss before Income Taxes - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Taxes (Details) - Schedule of Loss before Income Taxes [Line Items]
Loss before income taxes	$ (6,020,972)	$ (5,827,150)
Mainland China [Member]
Taxes (Details) - Schedule of Loss before Income Taxes [Line Items]
Loss before income taxes	(4,840,111)	(3,753,164)
Others [Member]
Taxes (Details) - Schedule of Loss before Income Taxes [Line Items]
Loss before income taxes	$ (1,180,861)	$ (2,073,986)